Reporting And Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations  The Progressive insurance organization began business in 1937. The Progressive Corporation, an insurance holding company was formed in 1965. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries (collectively the Progressive Group of Insurance Companies) provide personal and commercial automobile and property insurance, other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses through both the independent agency and direct channels. Our Property segment writes personal and commercial property insurance for homeowners, other property owners, and renters, primarily through the independent insurance agency channel. We operate our businesses throughout the United States; we also sell personal auto physical damage and auto property damage liability insurance in Australia.

Consolidation Policy
Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and ARX Holding Corp. (ARX), and their respective wholly owned insurance and non-insurance subsidiaries and affiliates, in which Progressive or ARX has a controlling financial interest.  The Progressive Corporation owned 69.2% of the outstanding capital stock of ARX at December 31, 2015. All intercompany accounts and transactions are eliminated in consolidation.

Estimates And Assumptions Policy
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investment Policy
Investments  Our fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.
Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.
Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments, and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.
Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.
Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge),

•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or

•	Variable cash flows of a forecasted transaction (cash flow hedge).
To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.

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Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•
Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

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Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

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Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.
For all derivative positions, net cash requirements are limited to changes in fair values, which may vary resulting from changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Investment income consists of interest, dividends, and amortization. In addition to the discussion above for asset-backed securities, interest is recognized on an accrual basis using the effective yield method. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables Policy
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. For our vehicle businesses, we perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience. For our Property business, we do not establish an allowance for doubtful accounts since the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state's requirements and cancel the policy if the premiums remain unpaid after receipt of notice and write off any remaining balance.

Deferred Acquisition Costs Policy
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term.
We do not defer any advertising costs.

Reserve For Losses And Loss Adjustment Expenses
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance Policy
Reinsurance  Our reinsurance transactions include premium ceded to “Regulated” plans and “Non-Regulated” plans.  Regulated plans are plans in which we are required to participate by insurance regulations and include the Michigan Catastrophic Claims Association, Florida Hurricane Catastrophe Fund, North Carolina Reinsurance Facility, state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans - “CAIP”), and federally regulated plans for flood (National Flood Insurance Program). Non-Regulated plans are voluntary contractual arrangements and primarily relate to our Property business.  Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.  See Note 7 - Reinsurance for further discussion.

Income Tax Policy
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, intangible assets, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property, Plant and Equipment Policy
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and the straight-line method for all other fixed assets. The useful life for computer equipment and laptop computers is 3 years. The useful lives range from 7 to 40 years for buildings, improvements, and integrated components, and 3 to 15 years for all other property and equipment. We evaluate impairment of our property and equipment at least annually and expense any item determined to be impaired. Land and buildings comprised 75% and 77% of total property and equipment at December 31, 2015 and 2014, respectively.
During 2014, the decision was made to sell one property originally purchased for a future Service Center site. At December 31, 2015 and 2014, included in other assets in the consolidated balance sheets is $8.7 million of "held for sale" property, which represents the fair value of this property less the estimated costs to sell.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Substantially all of the goodwill recorded as of December 31, 2015, relates to the April 1, 2015 acquisition of a controlling interest in ARX.
Intangible assets primarily arose through the acquisition of ARX and mainly represent the future premiums that will be recognized from the existing policies and current agency relationships, the value of software acquired, and the value of its trade name, "American Strategic Insurance," in the marketplace. The majority of the intangible assets have finite lives ranging from 7 to 14 years. See Note 15 - Acquisition for further discussion.
We evaluate our goodwill for impairment at least annually. If events or changes in circumstances indicate that the carrying value of goodwill or intangible assets may not be recoverable, we will evaluate such items for impairment.

Guaranty Fund Assessments Policy
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments that are available for recoupment from policyholders or to offset against future premium taxes are capitalized when incurred; all other assessments are expensed.

Fees and Other Revenues
Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from the sale of tax credits, rental income, and other revenue transactions.

Non-Insurance Service Business
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans are expensed as incurred.

Equity-Based Compensation
Equity-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management (other than management of ARX and its subsidiaries) as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as “restricted equity awards.” Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods. Dividend equivalent units are credited to outstanding restricted unit awards, both time-based and performance-based, at the time a dividend is paid to shareholders.
We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain time-based restricted equity awards based on the “qualified retirement” provisions in our equity compensation plans, under which (among other provisions) if the participant is 55 years of age or older and satisfies certain years-of-service requirements, the vesting and distribution of 50% of outstanding time-based restricted equity awards accelerates upon reaching eligibility for a qualified retirement and shortly after the grant date for each subsequent award. For awards granted before March 2013, awards held by an individual who satisfies the "qualified retirement" provisions vest in part upon separation from the company if earlier than the contractual vesting date.
ARX has nonqualified and incentive stock options outstanding that were issued prior to April 2015 as a form of equity compensation to certain of the officers and employees of ARX and its subsidiaries. These outstanding stock options are subject to the put/call features contained in the current stockholders' agreement, pursuant to which The Progressive Corporation has the right, and can be required, to purchase a portion or all of the shares underlying these awards in 2018 and 2021. See Note 16 - Redeemable Noncontrolling Interest. These stock options, which are treated for accounting purposes as liability awards, are expensed over the respective vesting periods based on the Black-Scholes value determined at period end.

Net Income Per Share Policy
Net Income Per Share  Net income attributable to Progressive is used in our calculation of the per share amounts. Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	earned but unvested time-based restricted equity awards, and

•	certain unvested performance-based restricted equity awards that satisfied contingency conditions for common stock equivalents during the period.

Cash Flow Supplemental Disclosure	Supplemental Cash Flow Information Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends.
New Accounting Pronouncements
New Accounting Standards In February 2016, the Financial Accounting Standards Board (FASB) released an accounting standards update (ASU) intended to eliminate the off-balance-sheet accounting for leases. The new guidance will require lessees to report their operating leases as both an asset and liability on the statement of financial position and disclose key information about leasing arrangements; the expense recognition will be consistent with existing guidance. The ASU, which is required to be applied on a modified retrospective basis, will be effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2018 (2019 for calendar-year companies). We are currently evaluating the impact the guidance will have on our financial statements.
In January 2016, the FASB released an ASU intended to improve the recognition and measurement of financial instruments. The new guidance will require the changes in fair value of equity securities to be recognized as a component of net income. The ASU is effective for fiscal years beginning after December 15, 2017 (the first quarter 2018 for calendar-year companies). The new guidance could create more volatility in net income, but will have no impact on comprehensive income.
In May 2015, the FASB issued an ASU related to disclosures about short-duration contracts. The disclosures are intended to provide users of financial statements with more transparent information about an insurance entity's initial claim estimates and subsequent adjustments to those estimates, the methodologies and judgments used to estimate claims, and the timing, frequency, and severity of claims. This standard, which is required to be applied on a retrospective basis, is effective for fiscal years beginning after December 15, 2015 (2016 for calendar-year companies), except for those disclosures that require application only to the current period (e.g., information about significant changes in estimation methodologies and assumptions made in calculating the claim liability for short-duration contracts). We are currently evaluating the impact the guidance will have on our financial statements.

In May 2015, the FASB issued an ASU related to investments measured at net asset value (NAV). The intent is to exclude certain investments measured at NAV from the fair value hierarchy. This guidance is effective for annual and interim periods after December 15, 2015 (January 2016 for calendar-year companies). We did not hold any securities at December 31, 2015, that were priced at NAV. To the extent we acquire such securities, we will follow the guidance to determine the appropriate treatment in the fair value hierarchy table.

In April 2015, the FASB issued an ASU related to the balance sheet presentation of the cost of issuing debt. This standard requires that all costs incurred to issue debt be presented in the balance sheet as a direct deduction from the carrying value of the debt. In August 2015, the FASB further amended this ASU to clarify the treatment of debt issuance costs related to lines-of-credit arrangements. Registrants can elect to defer and present debt issuance costs related to a line of credit as an asset and subsequently amortize the costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the arrangement. This ASU, which is required to be applied on a retrospective basis, is effective for fiscal years beginning after December 15, 2015 (2016 for calendar-year companies). We have historically deducted the majority of our debt issuance costs from the carrying value of the debt; therefore, we do not expect this standard to have a significant impact on our financial condition, cash flows, or results of operations.

In April 2015, the FASB issued an ASU to clarify guidance around accounting for fees paid in a cloud computing arrangement. The standard prescribes when a cloud computing arrangement should be treated as software and when it should be treated as a service contract based on whether the arrangement includes a software license. This ASU, which allows for both prospective and retrospective methods of adoption, will be effective for annual periods (including interim periods within those annual periods) beginning after December 15, 2015 (2016 for calendar-year companies). We adopted this standard on January 1, 2016, on a prospective basis, and do not expect this standard to have a material impact on our financial condition, cash flows, or results of operations.

Reclassification, Policy [Policy Text Block]
Reclassification For the period ended December 31, 2015, we reclassified goodwill and intangible assets out of “other assets” to be reported as separate line items to conform with the current-year presentation. There was no effect on total assets.